Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net
Intangible assets, net	¥ 35,634	¥ 41,832		$ 5,592
Estimated amortization expenses for each of five succeeding fiscal years
2022	6,197
2023	6,197
2024	6,197
2025	6,197
2026	6,197
2027 and after	4,649
Total	35,634
Customer relationships
Intangible assets, net
Intangible assets, gross	61,973	61,973
Less: accumulated amortization	(26,339)	(20,141)
Intangible assets, net	35,634	41,832
COE Business | Customer relationships
Intangible assets, net
Amortization expenses	¥ 6,198	¥ 6,197	¥ 6,198